Depreciation, depletion and amortization (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Depreciation And Amortization Expense [Table Text Block]

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2021	2020	2021	2020
Total depreciation, depletion and amortization by segment
gas & low carbon energy	1,115	952	1,969	1,990
oil production & operations	1,559	2,070	3,133	4,187
customers & products	754	752	1,499	1,499
other businesses & corporate	203	163	397	320
	3,631	3,937	6,998	7,996
Total depreciation, depletion and amortization by geographical area
US	1,160	1,404	2,281	2,829
Non-US	2,471	2,533	4,717	5,167
	3,631	3,937	6,998	7,996